UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: March 31, 2006
                                                       -----------------

        Check here if Amendment |_|; Amendment Number: _________________

                        This Amendment (Check only one):

                                |_| is a restatement.
                                |_| adds new holdings entries.

      Institutional Investment Manager Filing this Report:

      Name:      Thomas W. Smith
                 ---------------------------------------------------------------
      Address:   323 Railroad Avenue      Greenwich        CT             06830
                 ---------------------------------------------------------------
                 (Street)                 (City)          (State)         (Zip)

      Form 13F File Number: 028-04481

            The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

      Name:  Thomas W. Smith
      Title: Investment Manager
      Phone: 203-661-1200

Signature, Place, and Date of Signing:

      /s/ Thomas W. Smith
--------------------------------------------------------------------------------
[Signature]

      Greenwich, CT
--------------------------------------------------------------------------------
[City, State]

      May 15, 2006
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings are in this report and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

                                                     Report Summary:

      Number of Other Included Managers:                1
                                                        ------------------------

      Form 13F Information Table Entry Total:           34
                                                        ------------------------

      Form 13F Information Table Value Total:           $1,273,812 (thousands)
                                                        ------------------------

List of Other Included Managers:

No.             Form 13F File No.:              Name:
---             ------------------              -----

01              028-10290                       Scott J. Vassalluzzo
-------------   -----------------------------   --------------------------------

-------------   -----------------------------   --------------------------------

-------------   -----------------------------   --------------------------------

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                                       -2-

                            FORM 13F INFORMATION TABLE

                                                             VALUE   SHARES/  SH/  PUT/  INVSTMT    OTHER        VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT  PRN  CALL  DSCRETN  MANAGERS     SOLE    SHARED   NONE
       --------------          --------------    -----    --------   -------  ---  ----  -------  --------     ----    ------   ----
AMERICA'S CAR-MART INC.             COM        03062T105        395    18350   SH         Sole                18350
AMERICA'S CAR-MART INC.             COM        03062T105       9702   451250   SH        Other      01       451250
CEDAR FAIR LP                  DEPOSITRY UNIT  150185106        677    23150   SH         Sole                23150
COMMERCE BANCORP, INC.              COM        200519106      19711   537810   SH         Sole               537810
COMMERCE BANCORP, INC.              COM        200519106     113430  3094950   SH        Other      01      3094950
COPART, INC.                        COM        217204106      19984   728019   SH         Sole               728019
COPART, INC.                        COM        217204106     101037  3680782   SH        Other      01      3680782
CORP HI YIELD FUND                  COM        219925104        136    17850   SH         Sole                17850
CREDIT ACCEPTANCE CORP.             COM        225310101      11420   485967   SH         Sole               485967
CREDIT ACCEPTANCE CORP.             COM        225310101      92629  3941658   SH        Other      01      3941658
HOUSEVALUES INC.                    COM        44183Y102       1124   136400   SH         Sole               136400
HOUSEVALUES INC.                    COM        44183Y102      17146  2080800   SH        Other      01      2080800
IRON MOUNTAIN, INC.                 COM        462846106       5244   128719   SH         Sole               128719
IRON MOUNTAIN, INC.                 COM        462846106      95926  2354599   SH        Other      01      2354599
LAUREATE EDUCATION INC.             COM        518613104       9942   186380   SH         Sole               186380
LAUREATE EDUCATION INC.             COM        518613104      60833  1140483   SH        Other      01      1140483
LIFE TIME FITNESS, INC.             COM        53217R207       8416   179645   SH         Sole               179645
LIFE TIME FITNESS, INC.             COM        53217R207      35236   752100   SH        Other      01       752100
MOBILE MINI, INC.                   COM        60740F105        949    30680   SH         Sole                30680
MOBILE MINI, INC.                   COM        60740F105      40617  1313616   SH        Other      01      1313616
NORTH FORK BANCORPORATION           COM        659424105        482    16725   SH         Sole                16725
PRE-PAID LEGAL SERVICES, INC.       COM        740065107      11607   327130   SH         Sole               327130
PRE-PAID LEGAL SERVICES, INC.       COM        740065107      95350  2687437   SH        Other      01      2687437
SCP POOL CORPORATION                COM        784028102        764    16289   SH         Sole                16289
SEI INVESTMENTS CO                  COM        784117103      31990   789296   SH         Sole               789296
SEI INVESTMENTS CO                  COM        784117103     217667  5370516   SH        Other      01      5370516
TRACTOR SUPPLY CO.                  COM        892356106       9104   137225   SH         Sole               137225
TRACTOR SUPPLY CO.                  COM        892356106      92572  1395411   SH        Other      01      1395411
VERTRUE INCORPORATED                COM        92534N101       7472   178753   SH         Sole               178753
VERTRUE INCORPORATED                COM        92534N101      54337  1299928   SH        Other      01      1299928
W HOLDING COMPANY INC.              COM        929251106       7205   915460   SH         Sole               915460
W HOLDING COMPANY INC.              COM        929251106      45977  5842069   SH        Other      01      5842069
WORLD ACCEPTANCE CORP.              COM        981419104       3584   130800   SH         Sole               130800
WORLD ACCEPTANCE CORP.              COM        981419104      51149  1866741   SH        Other      01      1866741